DEBT AND MORTGAGE-BACKED SECURITIES (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Held to Maturity:
Amortized Cost	$ 4,294,096	$ 5,656,963
Fair Value	4,537,359
Available for Sale:
Amortized Cost	38,958,027	21,886,780
Gross Unrealized Gains	14,108	38,926
Gross Unrealized Losses	(55,302)	(4,289)
Fair Value	38,916,833	21,921,417
Continuous loss position for twelve months or more, available for sale securities	0	0
Other-than-temporary impairment, available for sale securities	0	0
Continuous loss position for twelve months or more, held to maturity securities	0	0
Other-than-temporary impairment, held to maturity securities	0	0
Carrying values of debt and mortgage-backed securities	42,700,000	27,300,000
Debt obligations of U.S. Treasury
Available for Sale:
Amortized Cost	9,038,947
Gross Unrealized Gains	3,240
Fair Value	9,042,187
Debt obligations of government-sponsored entities
Available for Sale:
Amortized Cost	29,698,954	21,594,679
Gross Unrealized Gains	5,059	4,705
Gross Unrealized Losses	(55,302)	(4,289)
Fair Value	29,648,711	21,595,095
Total mortgage-backed securities
Held to Maturity:
Amortized Cost	4,294,096	5,656,963
Gross Unrealized Gains	243,263	439,264
Fair Value	4,537,359	6,096,227
Weighted average yield at end of year (as a percent)	3.72%	3.76%
Available for Sale:
Weighted average yield at end of year (as a percent)	0.32%	0.46%
Mortgage-backed securities
Held to Maturity:
Amortized Cost	4,289,890	5,651,939
Gross Unrealized Gains	243,222	439,210
Fair Value	4,533,112	6,091,149
Mortgage-backed securities | Ginnie Mae
Held to Maturity:
Amortized Cost	63,961	89,752
Gross Unrealized Gains	2,250	13,085
Fair Value	66,211	102,837
Available for Sale:
Amortized Cost	220,126	292,101
Gross Unrealized Gains	5,809	34,221
Fair Value	225,935	326,322
Mortgage-backed securities | Fannie Mae
Held to Maturity:
Amortized Cost	4,225,929	5,562,187
Gross Unrealized Gains	240,972	426,125
Fair Value	4,466,901	5,988,312
Collateralized mortgage obligations | Freddie Mac
Held to Maturity:
Amortized Cost	4,206	5,024
Gross Unrealized Gains	41	54
Fair Value	$ 4,247	$ 5,078